Real Estate and Accumulated Depreciation (Summary) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Real Estate
Balance at beginning of year	$ 8,917,137,000		$ 9,468,165,000		$ 9,718,978,000
Additions during the year:
Newly consolidated assets	0		0		69,410,000
Acquisitions	131,374,000		44,681,000		0
Capital additions	272,103,000		207,263,000		175,329,000
Deductions during the year:
Casualty and other write-offs	(62,589,000)	[1]	(192,542,000)	[1]	(15,865,000)	[1]
Reclassification of real estate included in sale of asset management business	(160,420,000)		0		0
Sales	(764,186,000)		(610,430,000)		(479,687,000)
Balance at end of year	8,333,419,000		8,917,137,000		9,468,165,000
Accumulated Depreciation
Balance at beginning of year	2,872,190,000		2,934,912,000		2,723,844,000
Additions during the year
Depreciation	353,414,000		382,213,000		422,099,000
Newly consolidated assets	(7,439,000)		0		(12,348,000)
Deductions during the year:
Casualty and other write-offs	(39,430,000)	[1]	(173,941,000)	[1]	(4,831,000)	[1]
Reclassification of real estate included in sale of asset management business	(33,394,000)		0		0
Sales	(324,576,000)		(270,994,000)		(193,852,000)
Balance at end of year	2,820,765,000		2,872,190,000		2,934,912,000
Write-off of fully depreciated assets	$ 38,700,000		$ 165,900,000

[1]	Includes the write-off of fully depreciated assets totaling $38.7 million and $165.9 million during the years ended December 31, 2012